RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Disclosure of transactions between related parties
Inclusive of those described above, the following table summarizes the transactions the company has entered into with related parties for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
(US$ MILLIONS)	2024	2023	2022
Transactions during the period
Revenues (1)	$245	$115	$220
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(1)The company provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	December 31, 2024	December 31, 2023
Balances at end of period:
Accounts and other receivable, net	$1,431	$1,376
Accounts payable and other	473	23
Non-recourse borrowings in subsidiaries of the company	44	68